Subsequent Events	3 Months Ended
Mar. 31, 2021
Subsequent Events
Subsequent Events

14 Subsequent Events

Grant of restricted stock units

In the second quarter of 2021, 22,469  RSUs were granted to management, subject to the terms of the 2019 Plan and the applicable award agreement. The RSUs will vest in four equal tranches over a four-year period starting January 1, 2022.

Leadership transition

On May 26, 2021 the Company announced that Richard Stoffelen, the Company’s Chief Financial Officer (CFO), has decided to step down as CFO of Centogene and leave the Company as of June 30, 2021. The financial impact of the departure of Richard Stoffelen, in the second quarter of 2021, includes additional expenses relating to 6 months base salary aggregating to EUR 235k, as well as additional share-based payment expenses of approximately EUR 131k relating to all options and RSUs granted in 2020 that would vest immediately.

Furthermore, the Company announced the nomination of Rene Just as CFO, which will be proposed to the shareholders at the upcoming Annual General Meeting (AGM). Rene joined the Company on June 1, 2021.

These unaudited interim condensed consolidated financial statements were approved by management on June 16, 2021.